Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JNL Investors Series Trust
Entity Central Index Key	0001121257
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Share Class SL
Shareholder Report [Line Items]
Fund Name	JNL Government Money Market Fund
Class Name	Share Class SL
No trading flag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Government Money Market Fund for the period ended June 30, 2025. You can obtain additional information by contacting us at 1-800-392-2909, or writing the JNL Investors Series Trust, 225 W. Wacker Drive, Suite 1200, Chicago, IL 60606.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SL	$5	0.09%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
Net Assets	$ 3,001,152
Holdings Count | Holdings	85
Advisory Fees Paid, Amount	$ 1,255
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,001,152
Number of Investments:	85
Total Advisory Fees Paid ($):	1,255

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Repurchase Agreements	51.7
Government Securities	35.5
Discount Notes	4.3
Total Net Assets	91.5

Share Class I
Shareholder Report [Line Items]
Fund Name	JNL Government Money Market Fund
Class Name	Share Class I
No trading flag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Government Money Market Fund for the period ended June 30, 2025. You can obtain additional information by contacting us at 1-800-392-2909, or writing the JNL Investors Series Trust, 225 W. Wacker Drive, Suite 1200, Chicago, IL 60606.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
Net Assets	$ 3,001,152
Holdings Count | Holdings	85
Advisory Fees Paid, Amount	$ 1,255
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,001,152
Number of Investments:	85
Total Advisory Fees Paid ($):	1,255

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Repurchase Agreements	51.7
Government Securities	35.5
Discount Notes	4.3
Total Net Assets	91.5